OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Other Accounts Payable and Accrued Expenses

	December 31,
	2013	2012

Employees and payroll accruals	$6,205	$4,733
Government authorities	930	416
Provision for warranty	528	446
Accrued expenses	1,726	1,564
Related party	53	52
Dividend payable to non-controlling interests	1,311	-
Others	15	40

	$10,768	$7,251